Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Long-Term Debt

Long-term debt at December 31, 2012 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value
6.25% Notes	October 2019	600.0	—	600.0

Total debt		$600.0	$—	$600.0

Long-term debt at December 31, 2011 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value
2016 Notes issued October 2009	October 2016	472.1	(4.5)	467.6
2016 Notes issued August 2010	October 2016	152.4	(5.0)	147.4

Total debt		$624.5	$(9.5)	$615.0